UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Michael P. Byrum
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5121

Date of fiscal year end:	December 31, 2009

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

JUNE 30, 2009
RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
ALTERNATIVE INVESTMENT FUNDS
RYDEX|SGI LONG/SHORT COMMODITIES STRATEGY FUND
RYDEX|SGI MANAGED FUTURES STRATEGY FUND

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TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	6

CONSOLIDATED SCHEDULES OF INVESTMENTS	7

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES	11

CONSOLIDATED STATEMENTS OF OPERATIONS	12

STATEMENTS OF CHANGES IN NET ASSETS	13

FINANCIAL HIGHLIGHTS	14

NOTES TO FINANCIAL STATEMENTS	15

OTHER INFORMATION	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	26
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck”—causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
2	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before. While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account-closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return
Long/Short Commodities Strategy Fund**
A-Class	1.68%		$1,000.00	$1,010.00	$ 0.23
C-Class	2.40%		1,000.00	1,010.00	0.33
H-Class	1.68%		1,000.00	1,010.00	0.23
Managed Futures Strategy Fund
A-Class	2.00%		1,000.00	958.27	9.70
C-Class	2.74%		1,000.00	954.79	13.30
H-Class	2.00%		1,000.00	958.27	9.70

Table 2. Based on hypothetical 5% return (before expenses)
Long/Short Commodities Strategy Fund**
A-Class	1.68%		1,000.00	1,016.48	8.39
C-Class	2.40%		1,000.00	1,012.87	12.00
H-Class	1.68%		1,000.00	1,016.48	8.39
Managed Futures Strategy Fund
A-Class	2.00%		1,000.00	1,014.88	9.98
C-Class	2.74%		1,000.00	1,011.19	13.68
H-Class	2.00%		1,000.00	1,014.88	9.98

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in most recent fiscal year.

**	Since the commencement of operations: June 25, 2009. Due to the limited length of Fund operations, current expense ratios may not be indicative of future expense ratios.

†	Annualized
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	5

FUND PROFILES (Unaudited)

LONG/SHORT COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund’s current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the C-IGAR Sigma).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 25, 2009
C-Class	June 25, 2009
H-Class	June 25, 2009
The Fund invests principally in commodity-linked instruments including structured notes, exchange-traded funds, and in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment returns that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (S&P DTI). If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund’s shares should also decrease on a daily basis by the amount of any decrease in the value of the benchmark.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
The Fund invests principally in commodity, currency, and financial-linked structured notes, exchange-traded funds, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

6	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     LONG/SHORT COMMODITIES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

STRUCTURED NOTE† 15.6%
JPMorgan Chase & Co., C-IGAR Sigma Long-Short Total Return Index Linked Notes 0.55% due 07/09/10	$1,500,000	$1,543,541

Total Structured Note
(Cost $1,500,000)		1,543,541

REPURCHASE AGREEMENTS†† 80.9%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	4,388,472	4,388,472
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	2,053,292	2,053,292
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,574,191	1,574,191

Total Repurchase Agreements
(Cost $8,015,955)		8,015,955

Total Investments 96.5%
(Cost $9,515,955)		$9,559,496

Other Assets in Excess of Liabilities – 3.5%		$351,114

Net Assets – 100.0%		$9,910,610

		UNREALIZED
	CONTRACTS	Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED
August 2009 Gold 100 Oz
Futures Contracts
(Aggregate Market Value of Contracts $649,530)	7	$(7,171)

COMMODITY FUTURES CONTRACTS SOLD SHORT
September 2009 Corn
Futures Contracts
(Aggregate Market Value of Contracts $407,675)	23	41,719
August 2009 Natural Gas
Futures Contracts
(Aggregate Market Value of Contracts $424,490)	11	13,151
August 2009 LME Primary
Aluminum Futures Contracts
(Aggregate Market Value of Contracts $324,900)	8	9,322

(Total Aggregate Market Value of Contracts $1,157,065)		$64,192

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the C-IGAR Sigma Long-Short Total Return Index is $4,543,541 as of June 30, 2009 — See Note 2.

††	Repurchase Agreements — See Note 6.
See Notes to Financial Statements.	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 58.0%
Fannie Mae*
1.70% due 09/01/09	$50,000,000	$49,987,100
0.20% due 09/17/09	50,000,000	49,983,750
0.24% due 10/29/09	50,000,000	49,971,650
Farmer Mac**
1.30% due 09/25/09	50,000,000	49,982,100
0.38% due 03/25/10	50,000,000	49,859,100
Federal Farm Credit Bank**
0.49% due 04/05/10	50,000,000	49,837,850
Federal Home Loan Bank**
0.00% due 07/01/09	300,000,000	300,000,000
0.40% due 09/21/09	50,000,000	49,982,900
0.81% due 12/23/09	50,000,000	49,934,400
0.62% due 12/30/09	50,000,000	49,931,750
0.62% due 01/08/10	50,000,000	49,912,450
0.71% due 01/11/10	50,000,000	49,911,100
0.47% due 02/05/10	50,000,000	49,893,550
Freddie Mac*
0.57% due 09/02/09	50,000,000	49,986,850
0.70% due 11/16/09	50,000,000	49,955,900
0.85% due 01/19/10	50,000,000	49,907,400
0.86% due 01/26/10	50,000,000	49,904,200
0.85% due 02/08/10	50,000,000	49,892,100

Total Federal Agency Discount Notes
(Cost $1,147,474,431)		1,148,834,150

FEDERAL AGENCY BONDS 15.2%
Federal Farm Credit Bank**
0.65% due 05/18/10	50,000,000	50,018,300
Federal Home Loan Bank**
1.10% due 03/30/10	50,000,000	50,241,800
1.10% due 03/11/10	50,000,000	50,229,550
0.87% due 01/26/10	50,000,000	50,131,500
0.50% due 06/15/10	50,000,000	50,025,850
0.50% due 05/05/10	50,000,000	50,019,650

Total Federal Agency Bonds
(Cost $300,069,500)		300,666,650

FEDERAL AGENCY NOTES 6.3%
Farmer Mac**
1.00% due 12/30/09	50,000,000	50,153,750
Freddie Mac*
6.63% due 09/15/09	40,000,000	40,524,360
1.00% due 02/11/10	34,900,000	34,925,128

Total Federal Agency Notes
(Cost $125,866,195)		125,603,238

STRUCTURED NOTES† 4.3%
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 0.12% due 05/20/10	20,000,000	20,724,949

	FACE	MARKET
	AMOUNT	VALUE

Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.35% due 03/22/10	$21,000,000	$17,731,098
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return Linked Notes 0.26% due 06/09/10	15,000,000	14,494,987
Merrill Lynch & Co., S&P Diversified Trends Indicator Price Return Linked Notes 0.12% due 06/24/10	15,000,000	13,881,540
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return Linked Notes 0.00% due 05/06/10	12,000,000	11,773,467
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.82% due 09/25/09	8,000,000	7,758,144

Total Structured Notes
(Cost $91,000,000)		86,364,185

REPURCHASE AGREEMENTS†† 13.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	143,974,620	143,974,620
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	67,363,309	67,363,309
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	51,645,203	51,645,203

Total Repurchase Agreements
(Cost $262,983,132)		262,983,132

Total Investments 97.1%
(Cost $1,927,393,258)		$1,924,451,355

Other Assets in Excess of Liabilities – 2.9%		$57,222,932

Net Assets – 100.0%		$1,981,674,287

8	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

COMMODITY FUTURES
CONTRACTS PURCHASED
September 2009 WTI Crude Futures Contracts
(Aggregate Market Value of Contracts $151,677,360)	2,136	$4,734,095
October 2009 Sugar Futures Contracts
(Aggregate Market Value of Contracts $18,457,152)	930	1,462,311
September 2009 Heating Oil Futures Contracts
(Aggregate Market Value of Contracts $52,813,807)	682	1,314,993
September 2009 Gasoline Futures Contracts
(Aggregate Market Value of Contracts $73,163,866)	918	1,038,033
August 2009 Gold 100 Oz Futures Contracts
(Aggregate Market Value of Contracts $53,545,600)	577	849,186
September 2009 Copper Futures Contracts
(Aggregate Market Value of Contracts $86,145,500)	1,510	540,012
December 2009 Cotton Futures Contracts
(Aggregate Market Value of Contracts $16,274,825)	565	(522,110)
September 2009 Cocoa Futures Contracts
(Aggregate Market Value of Contracts $15,938,500)	635	(1,288,068)
September 2009 Natural Gas Futures Contracts
(Aggregate Market Value of Contracts $42,324,480)	1,056	(1,930,401)
September 2009 Silver Futures Contracts
(Aggregate Market Value of Contracts $29,536,500)	435	(3,374,925)
September 2009 Coffee Futures Contracts
(Aggregate Market Value of Contracts $21,626,738)	482	(3,848,106)
November 2009 Soybean Futures Contracts
(Aggregate Market Value of Contracts $86,012,500)	1,750	(5,692,343)

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

September 2009 Wheat Futures (CBT) Futures Contracts
(Aggregate Market Value of Contracts $31,093,125)	1,150	$(6,217,471)
September 2009 Corn Futures Contracts
(Aggregate Market Value of Contracts $50,339,000)	2,840	(12,984,879)

(Total Aggregate Market Value of Contracts $728,948,953)		$(25,919,673)

CURRENCY FUTURES
CONTRACTS PURCHASED
September 2009 British Pound
GLBX Futures Contracts
(Aggregate Market Value of Contracts $85,858,875)	835	2,508,131
September 2009 Euro FX GLBX Futures Contracts
(Aggregate Market Value of Contracts $220,941,000)	1,260	1,248,975
September 2009 Australian Dollar GLBX Futures Contracts
(Aggregate Market Value of Contracts $34,460,200)	430	518,537
September 2009 Swiss Franc GLBX Futures Contracts
(Aggregate Market Value of Contracts $34,548,750)	300	(19,500)
September 2009 Canadian Dollar GLBX Futures Contracts
(Aggregate Market Value of Contracts $16,083,870)	187	(648,628)

(Total Aggregate Market Value of Contracts $391,892,695)		$3,607,515

COMMODITY FUTURES CONTRACTS SOLD SHORT
August 2009 Lean Hogs Futures Contracts
(Aggregate Market Value of Contracts $28,679,000)	1,190	5,089,274
August 2009 Live Cattle Futures Contracts
(Aggregate Market Value of Contracts $60,202,940)	1,766	(1,416,667)

(Total Aggregate Market Value of Contracts $88,881,940)		$3,672,607

See Notes to Financial Statements.	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS SOLD SHORT
September 2009 Japanese Yen Currency GLB Futures Contracts
(Aggregate Market Value of Contracts $207,800,000)	1,600	$(4,240,800)

FUTURES CONTRACTS SOLD SHORT
September 2009 U.S. Treasury Note Futures Contracts
(Aggregate Market Value of Contracts $133,124,141)	1,145	3,686,603
September 2009 U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $133,640,156)	1,130	2,923,612

(Total Aggregate Market Value of Contracts $266,764,297)		$6,610,215

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P DTI Price Return Index is $163,775,106 and the S&P DTI Total Return Index is $104,609,399 as of June 30, 2009 — See Note 2.

††	Repurchase Agreements — See Note 6.
10	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	Long/Short
	Commodities	Managed Futures
	Strategy Fund	Strategy Fund

Assets
Investment Securities	$1,543,541	$1,661,468,223
Repurchase Agreements	8,015,955	262,983,132

Total Investments	9,559,496	1,924,451,355
Segregated Cash with Broker	281,146	74,627,135
Variation Margin on Futures Contracts	34,890	—
Receivable for Fund Shares Sold	37,944	8,400,854
Investment Income Receivable	—	1,509,622

Total Assets	9,913,476	2,008,988,966

Liabilities
Variation Margin on Futures Contracts	—	16,389,809
Payable for Fund Shares Redeemed	618	2,299,087
Investment Advisory Fees Payable	1,066	1,306,332
Transfer Agent and Administrative Fees Payable	330	403,434
Distribution and Service Fees Payable	461	527,001
Portfolio Accounting Fees Payable	132	76,152
Custody Fees Payable	44	53,253
Overdraft Due to Custodian Bank	30	2,563,528
Other Accrued Fees	185	3,696,083

Total Liabilities	2,866	27,314,679

Net Assets	$9,910,610	$1,981,674,287

Net Assets Consist Of
Paid-In Capital	$9,812,247	$2,049,560,855
Undistributed Net Investment Loss	(2,199)	(12,751,640)
Accumulated Net Realized Gain (Loss) on Investments	—	(35,922,889)
Net Unrealized Appreciation (Depreciation) on Investments	100,562	(19,212,039)

Net Assets	$9,910,610	$1,981,674,287

A-Class	$3,004,411	$531,003,949
C-Class	45,100	201,591,829
H-Class	6,861,099	1,249,078,509
Shares Outstanding
A-Class	118,972	19,759,525
C-Class	1,786	7,635,324
H-Class	271,696	46,480,898
Net Asset Values
A-Class	$25.25	$26.87
A-Class Maximum Offering Price*	26.51	28.21
C-Class	25.25	26.40
H-Class	25.25	26.87

Cost of Investments	$9,515,955	$1,927,393,258

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
See Notes to Financial Statements.	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	11

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

Period Ended June 30, 2009

	Long/Short
	Commodities		Managed Futures
	Strategy Fund	**	Strategy Fund

Investment Income
Interest	$20		$6,874,861

Total Income	20		6,874,861

Expenses
Investment Advisory Fees	1,190		7,326,261
Transfer Agent and Administrative Fees	330		2,035,071
Distribution & Service Fees:
A-Class	98		509,053
C-Class	2		811,177
H-Class	232		1,323,224
Portfolio Accounting Fees	132		410,647
Registration Fees	—		3,391,930
Trustees’ Fees*	—		47,952
Custody Fees	44		244,146
Miscellaneous	191		862,168

Total Expenses	2,219		16,961,629

Net Investment Loss	(2,199)		(10,086,768)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	—		(10,521,624)
Futures Contracts	—		(31,836,457)

Total Net Realized Gain (Loss)	—		(42,358,081)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	43,541		(10,525,744)
Futures Contracts	57,021		(9,967,136)

Net Change in Unrealized Appreciation (Depreciation)	100,562		(20,492,880)

Net Gain (Loss) on Investments	100,562		(62,850,961)

Net Increase (Decrease) in Net Assets from Operations	$98,363		$(72,937,729)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

**	Since the commencement of operations: June 25, 2009.
12	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Short Commodities		Managed Futures
	Strategy Fund		Strategy Fund

	Period	Period	Period
	Ended	Ended	April 1, 2008 to	Year
	June 30,	June 30,	December 31,	Ended
	2009 *†	2009 †	2008 **	March 31,
	(Consolidated)	(Consolidated)	(Consolidated)	2008

From Operations
Net Investment Income (Loss)	$(2,199)	$(10,086,768)	$(658,330)	$4,299,654
Net Realized Gain (Loss) on Investments	—	(42,358,081)	34,890,315	9,166,125
Net Change in Unrealized Appreciation (Depreciation) on Investments	100,562	(20,492,880)	(14,850,684)	15,936,657

Net Increase (Decrease) in Net Assets from Operations	98,363	(72,937,729)	19,381,301	29,402,436

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	(5,744,195)	—
C-Class	—	—	(2,478,921)	—
H-Class	—	—	(16,247,790)	—
Realized Gain on Investments
A-Class	—	—	(4,364,931)	(7,011)
C-Class	—	—	(1,968,218)	(2,198)
H-Class	—	—	(12,879,105)	(17,515)

Total Distributions to Shareholders	—	—	(43,683,160)	(26,724)

Share Transactions
Proceeds from Shares Purchased
A-Class	2,975,068	349,054,465	264,904,255	117,885,098
C-Class	45,000	102,682,224	96,665,792	44,369,104
H-Class	6,796,252	740,566,147	761,284,247	307,063,434
Redemption Fees Collected
A-Class	—	37,284	147,367	30,370
C-Class	—	15,191	64,578	9,542
H-Class	—	100,206	426,993	79,960
Value of Shares Purchased through
Dividend Reinvestment
A-Class	—	—	9,171,044	6,244
C-Class	—	—	4,038,290	2,079
H-Class	—	—	26,028,813	16,284
Cost of Shares Redeemed
A-Class	(266)	(99,637,200)	(97,453,996)	(20,213,507)
C-Class	—	(19,057,588)	(18,152,660)	(3,549,917)
H-Class	(3,807)	(282,246,897)	(257,146,316)	(49,792,127)

Net Increase in Net Assets From Share Transactions	9,812,247	791,513,832	789,978,407	395,906,564

Net Increase in Net Assets	9,910,610	718,576,103	765,676,548	425,282,276
Net Assets—Beginning of Period	—	1,263,098,184	497,421,636	72,139,360

Net Assets—End of Period	$9,910,610	$1,981,674,287	$1,263,098,184	$497,421,636

Undistributed Net Investment Income (Loss)—End of Period	$(2,199)	$(12,751,640)	$(2,664,872)	$3,663,430

*	Since the commencement of operations: June 25, 2009.

**	The Fund changed its fiscal year end from March 31 to December 31 in 2008.

†	Unaudited
See Notes to Financial Statements.	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	13

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net Realized	Net Increase (Decrease)									RATIOS TO
			and	in Net							NET		AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions					ASSET						Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net			Redemption		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total		Fees		END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions		Collected		PERIOD	Return†††	Expenses		Expenses††		(Loss)		Rate	omitted)

Long/Short Commodities Strategy Fund A-Class
June 30, 2009*■∆	$25.00	$(.01)	$.26	$.25	$—	$—	$—		$—		$25.25	1.00%	1.68%	**	1.68%	**	(1.66)%	**	97%	$3,004
Long/Short Commodities Strategy Fund C-Class
June 30, 2009*■∆	25.00	(.01)	.26	.25	—	—	—		—		25.25	1.00%	2.40%	**	2.40%	**	(2.39)%	**	97%	45
Long/Short Commodities Strategy Fund H-Class
June 30, 2009*■∆	25.00	(.01)	.26	.25	—	—	—		—		25.25	1.00%	1.68%	**	1.68%	**	(1.66)%	**	97%	6,861
Managed Futures Strategy Fund A-Class
June 30, 2009■∆	28.04	(.16)	(1.01)	(1.17)	—	—	—		—	§	26.87	(4.17)%	2.00%	**	2.00%	**	(1.17)%	**	72%	531,004
December 31, 2008▲■	28.26	(— )§	.83	.83	(.57)	(.50)	(1.07)		.02		28.04	2.96%	1.77%	**	1.75%	**	(0.02)%	**	74%	298,987
March 31, 2008	25.03	.57	2.64	3.21	—	(— )§	(—	)§	.02		28.26	12.92%	1.72%		1.69%		2.15%		154%	128,744
March 31, 2007*	25.00	.09	(.06)	.03	—	—	—		—	§	25.03	0.12%	1.81%	**	1.81%	**	2.06%	**	20%	23,655
Managed Futures Strategy Fund C-Class
June 30, 2009■∆	27.65	(.25)	(1.00)	(1.25)	—	—	—		—	§	26.40	(4.52)%	2.74%	**	2.74%	**	(1.91)%	**	72%	201,592
December 31, 2008▲■	28.04	(.16)	.82	.66	(.57)	(.50)	(1.07)		.02		27.65	2.37%	2.51%	**	2.49%	**	(0.78)%	**	74%	125,601
March 31, 2008	25.02	.35	2.65	3.00	—	(— )§	(—	)§	.02		28.04	12.08%	2.48%		2.45%		1.30%		154%	46,005
March 31, 2007*	25.00	.05	(.03)	.02	—	—	—		—	§	25.02	0.08%	2.60%	**	2.60%	**	1.15%	**	20%	2,703
Managed Futures Strategy Fund H-Class
June 30, 2009■∆	28.04	(.16)	(1.01)	(1.17)	—	—	—		—	§	26.87	(4.17)%	2.00%	**	2.00%	**	(1.15)%	**	72%	1,249,079
December 31, 2008▲■	28.26	(.01)	.84	.83	(.57)	(.50)	(1.07)		.02		28.04	2.96%	1.77%	**	1.75%	**	(0.03)%	**	74%	838,511
March 31, 2008	25.03	.58	2.63	3.21	—	(— )§	(—	)§	.02		28.26	12.92%	1.73%		1.70%		2.17%		154%	322,673
March 31, 2007*	25.00	.09	(.06)	.03	—	—	—		—	§	25.03	0.12%	1.77%	**	1.77%	**	2.19%	**	20%	45,781

*	Since the commencement of operations:

March 2, 2007 — Managed Futures Strategy Fund A-Class, C-Class and H-Class;

June 25, 2009 — Long/Short Commodities Strategy Fund A-Class, C-Class and H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Operating expenses exclude short dividends expense.

†††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

§	Less than $.01 per share.

▲	The Fund changed its fiscal year end from March 31 to December 31 in 2008.

■	Consolidated

∆	Unaudited
14	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers five separate classes of shares, Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2009, the Trust consisted of fifty-five separate Funds. This report covers the Long/Short Commodities Strategy Fund (“LSCS”) and the Managed Futures Strategy Fund (“MFS”), collectively (the “Funds”). Only A-Class, C-Class and H-Class shares have been issued by the Funds. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the Distributor) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements include the accounts of the wholly-owned and controlled Cayman Islands subsidiaries, (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
The Funds may invest up to 25% of their total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies. A subscription agreement was entered into between LSCS and the Subsidiary on June 25, 2009, comprising the entire issued share capital of the Subsidiary with the intent that LSCS will remain the sole shareholder and retain all rights. At June 30, 2009, net assets of LSCS were approximately $9.9 million, of which approximately $1.1 million, or approximately 10%, represented LSCS’s ownership of all issued shares and voting rights of the Subsidiary. An additional subscription agreement was entered into between MFS and the Subsidiary on May 1, 2008, comprising the entire issued share capital of the Subsidiary with the intent that MFS will remain the sole shareholder and retain all rights. At June 30, 2009, net assets of MFS were approximately $1.9 billion, of which approximately $163 million, or approximately 8%, represented MFS’s ownership of all issued shares and voting rights of the Subsidiary.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m.on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security

THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is valued at the reported bid price at the close of business. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-
market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities.
Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are

16	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

recorded as income while net payments are recorded as net realized gains or losses.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
As part of its investment strategy, the Trust may utilize short sales, and a variety of derivative instruments, including structured notes, options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Fund bears the risk of

THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, structured notes, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Derivative Investment Holdings Categorized by Risk Exposure
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. None of the derivatives currently held by the Funds are being used as hedging instruments.
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2009:
Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investment Securities	Investment Securities
Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Currency contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2009:

Asset Derivative Investments Value
	Futures	Futures	Futures	Structured Notes
	Equity	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2009

Long/Short Commodities Strategy Fund	$—	$—	$64,192	$ 1,543,541	$ 1,607,733
Managed Futures Strategy Fund	6,610,215	4,275,643	15,027,904	86,364,185	112,277,947

Total	$6,610,215	$4,275,643	$15,092,096	$87,907,726	$113,885,680

Liability Derivative Investments Value
	Futures	Futures	Futures	Structured Notes
	Equity	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2009

Long/Short Commodities Strategy Fund	$—	$—	$7,171	$—	$7,171
Managed Futures Strategy Fund	—	4,908,928	37,274,970	—	42,183,898

Total	$—	$4,908,928	$37,282,141	$—	$42,191,069

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
18	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Interest rate contracts	Net realized gain (loss) on investment securities
Change in net unrealized appreciation (depreciation) on investment securities
Equity contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Currency contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Structured Notes
	Equity	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	June 30, 2009

Long/Short Commodities Strategy Fund	$—	$—	$—	$—	$—
Managed Futures Strategy Fund	(14,124,672)	(18,005,585)	293,800	(10,521,624)	(42,358,081)

Total	$(14,124,672)	$(18,005,585)	$293,800	$(10,521,624)	$(42,358,081)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Structured Notes
	Equity	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	June 30, 2009

Long/Short Commodities Strategy Fund	$—	$—	$57,021	$43,541	$100,562
Managed Futures Strategy Fund	3,705,202	10,526,923	(24,199,261)	(10,359,175)	(20,326,311)

Total	$3,705,202	$10,526,923	$(24,142,240)	$(10,315,634)	$(20,225,749)
4.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Funds pay Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Funds calculated at an annualized rate of 0.25% of the average daily net assets.
Rydex Investments also provides accounting services to the Funds for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million.
Rydex Investments engages external service providers to perform other necessary services for the Funds, such as accounting and audit related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to its A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% reimburses the Distributor for paying the shareholder’s financial advisor an on-going sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2009, the Distributor retained sales charges of $316,470, relating to sales of A-Class shares of the Funds.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Each Fund intends to invest up to 25% of assets in its respective Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. Each Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Long/Short Commodities Strategy Fund	$9,515,955	$—	$—	$—
Managed Futures Strategy Fund	1,927,393,258	2,869,877	(5,811,781)	(2,941,904)
6.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds by, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.01% due 07/01/09	$616,999,786	$616,999,786	$616,999,957
HSBC Group	0.01% due 07/01/09	324,185,851	324,185,851	324,185,941
Morgan Stanley	0.00% due 07/01/09	230,000,000	230,000,000	230,000,000

			$1,171,185,637	$1,171,185,898

20	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bill	12/17/09	—	$630,345,900	$629,339,799
U.S. Treasury Bond	02/15/38	4.38%	321,907,500	330,669,579
U.S. TIP Bonds	01/15/25 – 01/15/28	1.75% – 2.38%	202,126,400	230,353,649
U.S. Treasury Note	08/15/18	4.00%	4,730,100	4,989,107

				$1,195,352,134

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.   Fair Value Measurement
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
Long/Short Commodities Strategy Fund	$8,015,955	$—		$1,543,541	$57,021		$9,616,517
Managed Futures Strategy Fund	262,983,132	6,610,215		1,661,468,223	—		1,931,061,570

Liabilities
Long/Short Commodities Strategy Fund	—	—		—	—		—
Managed Futures Strategy Fund	—	—		—	22,880,351		22,880,351

*	Other financial instruments may include forward foreign currency contracts, futures and /or swaps, which are reported as unrealized gain/loss at period end.
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8.   Securities Transactions
For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	Long/Short	Managed
	Commodities	Futures Strategy
	Strategy Fund	Fund

Purchases	$1,500,000	$83,000,000
Sales	$—	$148,478,377
22	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

9.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

					Shares Purchased
	Shares Purchased				through Dividend Reinvestment				Shares Redeemed				Net Shares Purchased

	Period		Period		Period		Period		Period		Period		Period		Period
	Ended		April 1, 2008 to	Year Ended	Ended		April 1, 2008 to	Year Ended	Ended		April 1, 2008 to	Year Ended	Ended		April 1, 2008 to	Year Ended
	June 30,		December 31,	March 31,	June 30,		December 31,	March 31,	June 30,		December 31,	March 31,	June 30,		December 31,	March 31,
	2009	†	2008	2008	2009	†	2008	2008	2009	†	2008	2008	2009	†	2008	2008

Long/Short Commodities Strategy Fund*
A-Class	118,983		—	—	—		—	—	(11)		—	—	118,972		—	—
C-Class	1,786		—	—	—		—	—	—		—	—	1,786		—	—
H-Class	271,848		—	—	—		—	—	(152)		—	—	271,696		—	—
Managed Futures Strategy Fund**
A-Class	12,740,069		9,257,513	4,382,451	—		318,162	235	(3,642,874)		(3,469,129)	(771,855)	9,097,245		6,106,546	3,610,831
C-Class	3,801,361		3,413,075	1,663,914	—		141,959	79	(708,157)		(653,598)	(131,337)	3,093,204		2,901,436	1,532,656
H-Class	26,932,248		26,656,212	11,517,109	—		902,667	614	(10,354,350)		(9,074,000)	(1,928,419)	16,577,885		18,484,879	9,589,304

*	Since commencement of operations: June 25, 2009.

**	The Fund changed its fiscal year end from March 31 to December 31 in 2008.

†	Unaudited
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10.   New Accounting Pronouncements
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
11.   Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
24	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum*	Rydex Series Funds – 2005	151
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)

INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

26	|	THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT	|	27

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Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 11. Controls and Procedures.
(a)     Based on their evaluation on September 4, 2009, the Vice President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its Vice President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2)     Separate certifications by the Vice President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s Vice President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATIONS
I, Michael P. Byrum, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 4, 2009
/s/ Michael P. Byrum
Michael P. Byrum,
Vice President

EX.-12(a)(2)(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 4, 2009
/s/ Nick Bonos
Nick Bonos,
Vice President & Treasurer

EX.-12(b)(i)
CERTIFICATIONS
I, Michael P. Byrum, Vice President of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 4, 2009

/s/ Michael P. Byrum
Michael P. Byrum,
Vice President

EX.-12(b)(ii)
CERTIFICATIONS
I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 4, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Michael P. Byrum

Michael P. Byrum, Vice President

Date	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Byrum

Michael P. Byrum, Vice President

Date	September 4, 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	September 4, 2009

* Print the name and title of each signing officer under his or her signature.